Acquisitions (Details Narrative) (10-K) - The Simplicity Esports, LLC [Member] - USD ($)			1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 07, 2019	Jan. 04, 2019	Mar. 31, 2019	Feb. 29, 2020	May 31, 2019
Number of share issued	700,000	300,000	2,000,000		2,000,000
Business combination, consideration				$ 6,090,000	$ 6,090,000
Revenue				173,000	38,000
Net loss				$ 554,000	$ 400,000
Restricted Stock [Member]
Number of share issued				3,000,000	3,000,000
Business combination, consideration				$ 6,090,000	$ 6,090,000